INCOME TAXES (Tables)	12 Months Ended
Dec. 28, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
For fiscal years 2013 and 2012, the income tax benefit (provision) consists of the following (amounts in thousands):

	Fiscal Year 2013	Fiscal Year 2012
Federal deferred tax expense, net	$(85)	$(102)
State deferred tax expense, net	(29)	(4)

Total	$(114)	$(106)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following is a reconciliation between the provision for income taxes and the amounts computed based on loss before income taxes at the statutory federal income tax rate (amounts in thousands):

	Fiscal Year 2013		Fiscal Year 2012
	Amount	%	Amount	%
Computed expected federal income tax benefit	$658	34.0	$368	34.0
State income tax benefit, net of federal benefit	186	9.6	11	1.1
Rate differential on foreign operations	174	8.9	(76)	(7.1)
Forfeited vested stock options	(211)	(10.9)	(460)	(42.5)
Adjustment to estimated tax loss carryforward	(1,734)	(89.6)	(4)	(0.4)
Change in statutory and applicable tax rates	771	39.8	(1,845)	(170.7)
Non-deductible expenses	(62)	(3.2)	(73)	(6.8)
Other	(5)	(0.2)	(12)	(1.0)
Change in valuation allowance	109	5.7	1,985	183.6
Total	$(114)	(5.9)	$(106)	(9.8)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The significant components of deferred income tax assets and the related balance sheet classifications, as of December 28, 2013 and December 29, 2012, are as follows (amounts in thousands):

	December 28, 2013	December 29, 2012
Current deferred tax assets (liabilities):
Accounts receivable	$45	$68
Accrued expenses	109	61
Valuation allowance	(154)	(129)
Current deferred tax asset	$-	$-

Non-current deferred tax assets (liabilities):
Goodwill and intangible assets	$4,811	$6,437
Share-based compensation expense	803	856
Net operating loss carryforward	24,265	22,842
Other	480	458
Foreign tax credit carryforward	1,006	1,006
Valuation allowance	(31,951)	(32,071)

Non-current deferred tax liabilities	$(586)	$(472)

Summary of Operating Loss Carryforwards [Table Text Block]
The federal net operating loss carryforward as of December 28, 2013 is scheduled to expire as follows (amounts in thousands):

	Amount	Year
	$1,640	2015
	5,602	2023
	9,094	2024
	7,432	2025
	9,854	2026
	5,152	2027
	1,637	2028
	3,279	2030
	4,676	2031
	4,798	2032
	7,426	2033
Total	$60,590